Inventories (Tables)	12 Months Ended
Sep. 30, 2016
Inventories [Abstract]
Schedule of inventories
	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Raw material	$-	$
Finished goods	45	72
Project-in-progress	45	94
Total	$90	$166